Current assets - cash and cash equivalents	12 Months Ended
Jun. 30, 2018
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Current assets - cash and cash equivalents	Note 9. Current assets - cash and cash equivalents

	Consolidated
	2018	2017
	A$’000	A$’000

Cash at bank and on hand	2,956	8,455
Short-term deposits	3,000	6,000

	5,956	14,455